INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES [Abstract]
INCOME TAXES
12.	INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

USA

500.com USA is incorporated in the USA and does not conduct any substantive operations of its own. No provision for USA income tax has been made in the financial statements as 500.com USA had no assessable income for the year ended December 31, 2016.

British Virgin Islands

Under the current laws of the British Virgin Islands, BVI is not subject to tax on income or capital gains.

UK

500.com UK is incorporated in the UK and does not conduct any substantive operations of its own. No provision for UK income tax has been made in the financial statements as 500.com UK had no assessable income for the year ended December 31, 2016.

Hong Kong

Under the current laws, profits tax in Hong Kong is generally assessed at the rate of 16.5% of taxable income.

PRC

A new enterprise income tax law (the “EIT Law”) in the PRC was enacted and became effective on January 1, 2008. The EIT Law applies a uniform 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises. Accordingly, Youlanguang Technology, E-Sun Network, 500Fu, and Baifengrun Technology are subject to the EIT rate of 25% in 2014, 2015 and 2016. Guangyi Network, Shenzhen Yicai, Shenzhen Fenggu, and Tongfu Technology are subject to the EIT rate of 25% in 2015 and 2016. The newly established subsidiary and VIEs, Shenzhen Caiyu, Shenzhen Kaisheng, and Shenzhen Qufan, are also subject to the EIT rate of 25% in 2016.

In October 2011, E-Sun Sky Network obtained the certificate of “High-tech Enterprise” and was granted a preferential income tax rate of 15% for the three years commencing from 2011. In September 2014, E-Sun Sky Network renewed the certificate of “High-tech Enterprise” and was still able to apply the preferential income tax rate of 15% for the three years ended December 31, 2016. In 2014, E-Sun Sky Network obtained the certificate of “Key Software Enterprise” and therefore was granted a preferential income tax rate of 10% for the two years ended December 31, 2014. Thus, E-Sun Sky Network complied with the lower preferential tax rate of 10% in 2014, and complied with the preferential tax rate of 15% in 2015 due to the expiration of the “Key Software Enterprise” certificate. For 2016, E-Sun Sky Network is subject to the EIT rate of 25% due to the suspension of online lottery sales.

In March 2011, E-Sun Sky Computer obtained the certificate of “Software Enterprise”, and was granted an exemption of EIT for its first two years of operations and a half reduction in tax rate for the succeeding three years commencing from the first profit-making year. 2011 was the first year of EIT exemption for E-Sun Sky Computer. In November 2015, E-Sun Sky Computer obtained the certificate of “High-tech Enterprise” and was granted a preferential income tax rate of 15% for the three years commencing from 2016. E-Sun Sky Computer is subject to EIT at the rate of 12.5% in 2014 and 2015. For 2016, E-Sun Sky Computer is subject to the EIT rate of 25% due to the suspension of online lottery sales.

In June 2013, Guangtiandi Technology obtained the certificate of “Software Enterprise”, and was granted an exemption of EIT for its first two years of operations and a half reduction in tax rate for the succeeding three years commencing from the first profit-making year. 2013 was the first year of EIT exemption for Guangtiandi Technology. Guangtiandi Technology is subject to EIT at the rate of 0%, 12.5% and 12.5% in 2014, 2015 and 2016, respectively.

Lhasa Yicai was established in Tibet in 2014 and qualified as a “Western Area Encouraged Industry”. According to local government policy, qualified entities were granted a preferential tax rate of 15% from January 1, 2011 to December 31, 2020. Therefore, Lhasa Yicai is entitled to a preferential tax rate of 15% in 2014, 2015 and 2016. Additionally, Lhasa Yicai is also exempt from provincial allocated corporate income tax during January 1, 2015 to December 31, 2017 according to local tax law.

Income (loss) before income taxes consists of:

	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Cayman Islands	(94,331)	(163,416)	(179,348)	(25,831)
British Virgin Islands	(4)	-	(31)	(4)
USA	-	(2,320)	(3,809)	(549)
Hong Kong	(838)	(1,470)	(10,524)	(1,516)
PRC	260,209	(115,034)	(12,483)	(1,798)

	165,036	(282,240)	(206,195)	(29,698)

The current and deferred components of the income tax expense appearing in the consolidated statements of comprehensive income (loss) are as follows:

	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Current tax expense	(31,918)	(1,890)	(3,553)	(511)
Deferred tax benefit (expense)	23,931	(40,079)	496	71

Income tax expense	(7,987)	(41,969)	(3,057)	(440)

The reconciliation of tax computed by applying the statutory income tax rate applicable to PRC operations to income tax (benefit) expense is as follows:

	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Income (loss) before income taxes	165,036	(282,240)	(206,195)	(29,698)
Income tax computed at applicable tax rates (25%)	41,259	(70,560)	(51,549)	(7,425)
Effect of different tax rates in different jurisdictions	1,313	1,206	4,743	682
Non-deductible expenses	28,103	47,324	54,588	7,862
Effect of tax holiday	(16,170)	-	-	-
Effect of tax rate changes	(38,747)	(24,125)	(1,841)	(265)
Change in valuation allowance	18	88,661	(5,144)	(740)
Changes in interest and penalties on unrecognized tax benefits	(349)	3,920	3,105	447
Effect of EIT reversal for previous years	(5,799)	(2,099)	2,760	398
Research and development super-deduction	(1,959)	(2,363)	(2,947)	(424)
Others	318	5	(658)	(95)
	7,987	41,969	3,057	440

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Balance at beginning of year	27,405	38,901	42,983	6,191
Increase relating to current year tax positions	18,014	7,496	3,630	523
Decrease relating to prior year tax positions	(5,202)	(1,119)	(3,204)	(461)
Decrease relating to expiration of applicable statute of limitations	(1,316)	(2,295)	(4,952)	(713)

Balance at end of year	38,901	42,983	38,457	5,540

At December 31 of 2014, 2015 and 2016, there are RMB13,067, RMB13,985 and RMB 15,241 (US$2,195) of unrecognized tax benefits that would affect the annual effective tax rate if recognized. The unrecognized tax benefits mainly related to non-deductible expenses. It is possible that the amount of unrecognized tax benefits will change in the next 12 months, pending factors such as changes in PRC tax law or administrative practices and precedents, or tax authority inquiries. An estimate of the change cannot be reasonably made.

The Group recognizes interest accrued related to unrecognized tax benefits in taxation expenses. During the years ended December 31, 2014, 2015 and 2016, the Group recognized approximately RMB2,119, RMB4,534 and RMB 4,932 (US$710) and reversed approximately RMB2,469, RMB614 and RMB 1,827 (US$263) in interest. The Group had accrued approximately RMB2,963, RMB6,884 and RMB 9,989 (US$1,439) for the payment of interest as of December 31, 2014, 2015 and 2016, respectively. In general, the PRC tax authorities have up to three to five years to conduct examinations of the Group’s tax filings. As of December 31, 2016, the PRC subsidiaries 2013 to 2016 tax returns remain open to examination.

The aggregate amount and per share effect of tax holidays are as follows:

	2014	2015	2016	2016
	RMB	RMB	RMB	US$

The aggregate amount	16,170	-	-	-
The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares outstanding
Basic	0.05	-	-	-

Diluted	0.05	-	-	-

The components of deferred taxes are as follows:

	2015	2016	2016
	RMB	RMB	US$

Deferred tax assets, current portion
Accrued payroll and welfare payable	2,382	-	-
Deferred government grants	1,764	-	-
Bad debt provision	2,977	-	-
Less: valuation allowance	(7,123)	-	-

Total deferred tax assets, current portion	-	-	-

Deferred tax assets, non-current portion
Advertising expenditure deductible in future years	65,305	58,654	8,448
Deferred government grants	1,217	2,417	348
Loss from equity method investment	102	203	29
Bad debt provision	-	4,962	715
Accured rental expense	-	817	118
Impairment loss	-	1,250	180
Net operating losses (“NOLs”)	16,111	16,411	2,364
Less: valuation allowance	(82,735)	(84,714)	(12,202)

Total deferred tax assets, non-current portion	-	-	-

Deferred tax liabilities, non-current portion
Online payment and other licenses arisen from business combination	(13,411)	(14,902)	(2,146)

Total deferred tax liabilities, non-current portion	(13,411)	(14,902)	(2,146)

The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

As of December 31, 2016, the Group had NOLs of approximately RMB 101,568 (US$14,629) from several of its VIEs, which can be carried forward to offset future net profit for income tax purposes. The NOLs as of December 31, 2016 will expire in years 2017 to 2021 if not utilized.

Reversal of deferred tax liabilities arising from outside basis differences

Deferred tax liabilities arising from outside basis differences of the Company’s investments in subsidiaries are considered under ASC 740-30. The deferred tax expense relating to outside basis differences arises from (i) aggregate undistributed earnings and share capital of the VIEs that are available for distribution to E-Sun Sky Computer, a PRC tax resident company, and (ii) aggregate undistributed earnings of the foreign subsidiaries that are available for distribution to the Company.

On December 6, 2012, the Company declared the distribution of dividends totaling RMB90,000 to all ordinary shareholders of the Company. Upon the declaration of this distribution of dividends, the Company’s management ceased indefinite reinvestment plan on the undistributed earnings of the PRC subsidiaries. As a result, the Company recorded a deferred tax liability relating to the aggregate undistributed earnings of the PRC subsidiaries that are available for distribution to the Company.

On December 28, 2013, the Company agreed to provide unlimited financial support to the VIEs and replaced E-Sun Sky Computer as the primary beneficiary of the VIEs. In addition, management has asserted to indefinitely reinvest the undistributed earnings of the subsidiaries located in the PRC. As the Company is indefinitely reinvesting the undistributed earnings of the Group’s foreign subsidiaries in the PRC, the deferred tax liabilities (i.e. RMB88,796), arising from the aggregate outside basis differences of the foreign subsidiaries and the VIEs were reversed during the year ended December 31, 2013.

The cumulative amount of the temporary differences in respect of investments in foreign subsidiaries is RMB427,340 and RMB 448,176 (US$69,186) as of December 31, 2015 and 2016, respectively. Upon repatriation of the foreign subsidiaries and the VIEs’ earnings, in the form of dividends or otherwise, the Company would be subject to various PRC income taxes including withholding income tax. The related unrecognized deferred tax liabilities were approximately RMB42,734 and RMB 44,818 (US$6,919) as of December 31, 2015 and 2016, respectively.